Disaggregated Revenues - Schedule of Revenue Information Based on the Locations (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total	$ 1,355,130	$ 371,666	$ 446,004	$ 506,343
HK SAR [Member]
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total	275,778	3,081	584
China [Member]
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total	6,975	8,370
Kyrgyzstan [Member]
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total				22,513
Cambodia [Member]
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total	710,189	47,902	137,472	229,085
Thailand [Member]
Schedule of Revenue Information Based on the Locations [Line Items]
Long-lived assets, total	$ 362,188	$ 312,313	$ 307,948	$ 254,745